Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Freight Tax Expenses Recorded in Other Long-Term Liabilities

The following is a roll-forward of the Company’s freight tax expenses which are recorded in other long-term liabilities, from January 1, 2010 to December 31, 2012:

	Year Ended December 31,
	2012	2011	2010

Balance at January 1,	5,449	5,073	4,102
Freight tax (recovery) expense	(692)	376	971

Balance at December 31,	4,757	5,449	5,073